Document and Entity Information	Aug. 30, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001483510
Current Fiscal Year End Date	--02-03
Document Type	8-K
Document Period End Date	Aug. 30, 2023
Entity Registrant Name	EXPRESS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34742
Entity Tax Identification Number	26-2828128
Entity Address, Address Line One	1 Express Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	(614)
Local Phone Number	474-4001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false